Evercore Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Beverages - 2.0%
Constellation Brands, Inc. - Class A	25,800	$5,882,400

Chemicals - 2.7%
Celanese Corp.	53,210	7,971,390

Containers & Packaging - 2.0%
WestRock Co.	113,665	5,916,263

Drugs - 2.6%
Abbott Laboratories	63,490	7,608,642

Electrical Equipment - 4.6%
CDW Corp.	45,900	7,607,925
Roper Industries, Inc.	14,790	5,965,399
		13,573,324
Financial Services - 13.8%
BlackRock, Inc. - Class A	7,295	5,500,138
JPMorgan Chase & Co.	48,000	7,307,040
Mastercard, Inc.	30,560	10,880,888
Morgan Stanley	108,375	8,416,403
The Blackstone Group Inc. - Class A	119,525	8,908,198
		41,012,667
Health Care Services - 7.6%
Thermo Fisher Scientific, Inc.	27,070	12,354,206
UnitedHealth Group, Inc.	27,995	10,416,100
		22,770,306
Insurance - 1.7%
Chubb Ltd.	31,850	5,031,344

Media - 1.8%
The Walt Disney Co. (a)	29,300	5,406,436

Office Equipment - 4.5%
Apple, Inc.	108,680	13,275,262

Pipelines - 1.7%
Williams Companies, Inc.	220,000	5,211,800

Property Management - 2.7%
CBRE Group, Inc. - Class A (a)	101,815	8,054,585

Restaurants - 1.9%
Domino's Pizza, Inc.	15,505	5,702,584

Retail - 2.0%
Best Buy Co., Inc.	51,390	5,900,086

Semiconductors - 5.0%
IPG Photonics Corp. (a)	23,475	4,951,816
Texas Instruments, Inc.	51,950	9,818,031
		14,769,847
Services - 10.5%
Accenture PLC - Class A	30,370	8,389,713
Alphabet, Inc. - Class A (a)	1,920	3,960,039
Alphabet, Inc. - Class C (a)	3,802	7,864,931
Amazon.com, Inc. (a)	3,605	11,154,158
		31,368,841
Software - 12.1%
Adobe Systems, Inc. (a)	17,085	8,121,696
Ansys, Inc. (a)	13,220	4,488,983
Fidelity National Information Services, Inc.	38,000	5,343,180
Microsoft Corp.	50,530	11,913,458
SS&C Technologies Holdings, Inc.	88,925	6,213,190
		36,080,507
Specialty Retail - 12.1%
Alibaba Group Holding Ltd. (a)	27,135	6,152,318
AutoZone, Inc. (a)	5,160	7,246,188
BorgWarner, Inc.	137,195	6,360,360
Home Depot, Inc.	33,175	10,126,669
Nike, Inc. - Class B	45,955	6,106,960
		35,992,495
Telecommunications - 2.1%
American Tower Corp. - REIT	26,565	6,350,629

Transportation - 1.9%
FedEx Corp.	20,000	5,680,800

TOTAL COMMON STOCKS (Cost $120,785,924)		$283,560,208

SHORT-TERM INVESTMENT - 4.7%
Invesco Government & Agency Portfolio, Institutional Class, 0.030% (b)	14,022,946	14,022,946
TOTAL SHORT-TERM INVESTMENT (Cost $14,022,946)		14,022,946

Total Investments (Cost $134,808,870) - 100.0%		297,583,154
Liabilities in Excess of Other Assets - 0.0%		(146,214)
TOTAL NET ASSETS - 100.0%		$297,436,940

(a)	Non-income producing security
(b)	The rate shown is the annualized seven day effective yield as of March 31, 2021.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$283,560,208	$–	$–	$283,560,208
Short-Term Investment	14,022,946	–	–	14,022,946
Total Investments	$297,583,154	$–	$–	$297,583,154

Please refer to the Schedule of Investments for further industry breakout.